Interest in Other Entities (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Significant Judgements And Assumptions Made In Relation To Interests In Other Entities Text Block Abstract
Schedule of additional information about subsidiaries
	Main place of the business	Ownership rights held by non- controlling interest
		%
As of June 30, 2022
Jeffs’ Brands Ltd.	Israel	49.97%
Eventer Ltd.	Israel	53.79%
Charging Robotics Ltd.	Israel	-
GERD IP Inc	USA	10%
Gix Internet Ltd	Israel	57.31%
As of December 31, 2021
Jeffs’ Brands Ltd.	Israel	49.97%
Eventer Ltd.	Israel	52.31%
Charging Robotics Ltd.	Israel	-
GERD IP Inc	USA	10%

Schedule of statement summarized financial position
	June 30, 2022	December 31, 2021
	USD in thousands (*)

Current assets	3,618	3,469
Non-current assets	1,379	1,521
Current liabilities	4,110	3,571
Non-current liabilities	580	711
Equity	307	708

	June 30, 2022	December 31, 2021
	USD in thousands

Current assets	1,986	2,022
Non-current assets	5,607	5,390
Current liabilities	3,775	2,211
Non-current liabilities	3,136	3,948
Equity	682	1,253

	June 30, 2022	December 31, 2021
	USD in thousands (*)

Current assets	24,175	23,145
Non-current assets	17,908	19,191
Current liabilities	26,589	26,832
Non-current liabilities	5,130	6,543
Equity	10,364	8,960
Equity attributable to Gix Internet shareholders	5,937	4,130
Non-controlling interests	4,427	4,830

	June 30, 2022	December 31, 2021
	USD in thousands
Current assets	17,968	20,212
Non-current assets	3,095	3,334
Current liabilities	2,656	1,309
Non-current liabilities	2,894	2,621
Equity	15,513	19,616

Schedule of summarized statement of comprehensive income
	Six months ended 30, June 2022	Six months ended in 30, June 2021	Year ended December 31, 2021
	USD in thousands (**)

Revenue	1,472	459	1,185
Net loss for the period	(587)	(1,215)	(2,612)

	Six months ended 30, June 2022	Six months ended 30, June 2021	Year ended December 31, 2021
	USD in thousands

Revenue	2,343	1,910	6,509
Net loss for the period	(1,526)	(851)	(1,540)

	March 31, 2022- June 30, 2022	January 01, 2022- February 28, 2022	Six months ended 30, June 2021	Year ended December 31, 2021
	USD in thousands (**)

Revenue	31,144	4,234	16,348	44,827
(Loss) profit for the period	164	(439)	(870)	(1,510)
Other comprehensive (loss) profit	478	222	185	(396)
Total comprehensive (loss) profit	642	(217)	(685)	(1,905)

	Six months ended June 30, 2022	Three months ended June 30, 2021 (*)	Nine months ended December 31, 2021(*)	Three months ended March 31, 2021(*)
	USD in thousands
Revenue	372	274	363	24
Net Loss for the period	(5,560)	(2,088)	(7,381)	(1,606)

Schedule of summarized statement of cash flows
	Six months ended 30, June 2022	Six months ended 30, June 2021	Year ended December 31, 2021
	USD in thousands (**)

Cash flow used in operating activities	1,235	858	127
Cash flow used in investing activities	(6)	(131)	(211)
Cash flow from financing activities	(146)	800	824
Gain (losses) from exchange differences on cash and cash equivalents	(288)	18	38
Net increase in cash and cash equivalents	795	1,545	778

	Six months ended 30, June 2022	January 4, 2021- June 30, 2021	Year ended December 31, 2021
	USD in thousands

Cash flow used in operating activities	(1,054)	(174)	(863)
Cash flow used in investing activities	(3)	(4,728)	(4,730)
Cash flow from financing activities	731	4,761	5,695
Net (decrease) increase in cash and cash equivalents	(326)	(141)	102

February 28, 2022- June 30, 2022
USD in thousands (**)

Cash flow used in operating activities	989
Cash flow used in investing activities	(9)
Cash flow from financing activities	1,661
Gain from exchange differences on cash and cash equivalents	51
Net increase in cash and cash equivalents	2,692

Three months ended March 31, 2021
USD in thousands

Cash flow used in operating activities	(774)
Cash flow used in investing activities	(117)
Cash flow from financing activities	10,281
Gain (losses) from exchange differences on cash and cash equivalents	(12)
Net increase in cash and cash equivalents	9,378

Schedule of balance of non-controlling interest
	June 30, 2022	December 31, 2021
	USD in thousands

Gix Internet	6,439	-
Eventer	808	1,136
Jeffs’ Brands	650	965
Charging Robotics	91	91
Gerd IP	59	51
	8,047	2,243

Schedule of profit (loss) attributed to non-controlling interests
	Six months ended 30, June 2022	Six months ended 30, June 2021	Year ended December 31, 2021
	USD in thousands

ScoutCam	-	(892)	(892)
Eventer	(307)	(609)	(1,112)
Jeff Brands	(793)	(382)	(795)
Gerd IP	7	25	51
Gix Internet	(65)	-	-
	(1,158)	(1,858)	(2,748)

Schedule of investment to equity method
	June 30, 2022	December 31, 2021
	USD in thousands

ScoutCam (see note 4C)	9,662	10,735
Gix Internet (see note 4F)	-	4,867
Parazero (see note 4L)	1,300	-
Laminera (see note 4M)	1,252	-
Polyrizon (see note 4H)	288	447
Elbit imaging (see note 4J)	720	975
Fuel Doctor (see note 4K)	-	-
Revoltz (see note 4I)	185	216
Total	13,407	17,240

Schedule of general information
	Main place of the business	Company rights in share capital and voting rights
		%
As of June 30, 2022
Parazero	Israel	40.35%
Laminera	Israel	19.7%
Polyrizon	Israel	36.81%
ScoutCam	Israel	27.02%
Elbit Imaging	Israel	5.72%
Fuel Doctor	Israel	35.06%
Revoltz	Israel	19.9%

As of December 31, 2021
Gix Internet	Israel	34.58%
Polyrizon	Israel	36.81%
ScoutCam	Israel	27.02%
Elbit Imaging	Israel	5.72%
Fuel Doctor	Israel	35.06%
Revoltz	Israel	19.9%

Schedule of fair value of investments in material affiliated companies
	June 30, 2022		December 31, 2021
	Carrying amount	Quoted fair value	Carrying amount	Quoted fair value
	USD in thousands
ScoutCam	9,662	10,585	10,735	15,397
Elbit Imaging	723	809	975	975

Schedule of purchase price allocation upon deconsolidation and initial measurement
March 31, 2021
USD in thousands

Fair value of investment	11,843
Total consideration	11,843
ScoutCam’s equity as of March 31, 2021	22,338
Adjustments to equity	(5,445)
Equity as adjusted	16,893
Groups share in %	28.06%
4,740

Excess cost to allocate:	7,103

Technology	1,672
Deferred tax liability	(385)
Total intangible assets identified	1,287

Excess purchase price to allocate to goodwill	5,816

Schedule of activity in investment account
Six months ended June 30, 2022
USD in thousands
Investment as of December 31, 2021	10,735
Group share in losses	(1,502)
Excess cost amortization-technology	(62)
Share based compensation	394
Group share in expired options	98
Investment as of June 30, 2022	9,662

April 1, 2021 - June 30, 2021
USD in thousands
Investment as of April 1, 2021	11,843
The Company’s share in ScountCam’s loss for the three month ended June 30, 2021	(226)
Exercise of warrants by the Group	234
Investment as of June 30, 2021	11,851

April 1, 2021 - December 31, 2021
USD in thousands
Investment as of April 1, 2021	11,843
Group share in losses	(2,044)
Excess cost amortization-technology	(96)
Share based compensation	540
Exercise of warrants by the Group	234
Group share in exercise warrants by others	218
Group share in expired options	32
Additional investment allocated to goodwill	8
Investment as of December 31, 2021	10,735

Two months ended February 28, 2022
USD in thousands
Balance as of January 01, 2022	4,867
Group share in losses	(100)
Group share in other comprehensive loss	146
Excess cost amortization	(116)
USD/NIS translation adjustments	(191)
Balance as of February 28, 2022	4,606

Six months ended June 30, 2022
USD in thousands
Balance as of December 31, 2021	975
Dividend	(172)
Group share in losses	(78)
Cancellation of Impairment	93
USD/NIS translation adjustments	(98)
Balance as of June 30, 2022	720

February 2, 2022- June 30, 2022
USD in thousands
Balance as of February 02, 2022	1,595
Group share in losses	(381)
Share based compensation	117
Excess cost amortization	(31)
Balance as of June 30, 2022	1,300

March 31, 2022- June 30, 2022
USD in thousands
Balance as of March 31, 2022	1,333
Group share in losses	(74)
Excess cost amortization	(7)
Balance as of June 30, 2022	1,252

Schedule of reconciliation to carrying amounts
June 30, 2022
USD in thousands

Equity attributable to ScoutCam shareholders’ as of June 30, 2022	15,512
Adjustments to equity	(4,521)
Equity as adjusted as of June 30, 2022	10,991
Groups share in %	27.02%
Group share	2,970
Balance of excess cost:
Technology, net of deferred tax	1,084
Goodwill	5,608
Balance as of June 30, 2022	9,662

June 30, 2021
USD in thousands

Equity attributable to ScoutCam shareholders’ as of June 30, 2021	22,482
Groups share in %	27.76%
Group share	6,241
Fair value adjustments	5,610
Carrying amount	11,851

December 31, 2021
USD in thousands

Equity attributable to ScoutCam shareholders’ as of December 31, 2021	19,615
Adjustments to equity	(4,883)
Equity as adjusted as of December 31, 2021	14,732
Groups share in %	27.02%
Group share	3,981
Balance of excess cost:
Technology, net of deferred tax	1,146
Goodwill	5,608
Balance as of December 31, 2021	10,735

February 28, 2022
USD in thousands

Equity attributable to Gix Internet shareholders’ as of February 28, 2022	4,098
Adjustments to Equity	(543)
Equity As adjusted as of December 31, 2021	3,555
Groups share in %	34.58%
Group share	1,229
Balance of excess cost:
Technology and customers relationship, net of deferred tax	2,336
Goodwill	1,041
Balance as of February 28, 2022	4,606

June 30, 2022
USD in thousands

Equity attributable to shareholders’ as of June 30, 2022	(1,254)
Adjustments to equity	(25)
Equity as adjusted as of June 30, 2022	(1,279)
Groups share in %	40.35%
Group share	(516)
Balance of excess cost:
Technology, net of deferred tax	714
Goodwill	1,102
Balance as of June 30, 2022	1,300

June 30, 2022
USD in thousands

Equity attributable to shareholders’ as of June 30, 2022	794
Adjustments to equity	(339)
Equity as adjusted as of June 30, 2022	455
Groups share in %	19.7%
Group share	90
Balance of excess cost:
IPR&D, net of deferred tax	266
Goodwill	896
Balance as of June 30, 2022	1,252

Schedule of short term loans
	June 30, 2022	December 31, 2021
	USD in thousands

Amazon Loans	152	101
Bank Leumi Le-Israel	600	-
Related parties	56	111
Third parties’ loans	713	715
	1,521	927

June 30, 2022
USD in thousands

Short term bank loans	6,069
Current maturities of long-term loans	1,714
Total consideration	7,783

Schedule of summarizes the allocation of the preliminary purchase price
January 4, 2021
USD in thousands

Cash consideration invested in Jeffs’ Brands	1,650
Non- cash consideration invested in Jeffs’ Brands	71
Total consideration	1,721
Less:
Fair value of net assets acquired	2,314
Non-controlling interests	(1,156)
Total acquired	1,158

Goodwill	563

February 28, 2022
USD in thousands

Cash consideration invested in Gix Internet	731
Fair value former shares holdings	6,939
Total consideration	7,669
Less:
Fair value of net assets acquired	7,099
Non-controlling interests	(6,129)
Total acquired	970

Goodwill	6,699

Schedule of long term loans
June 30, 2022
USD in thousands

Long term bank loans	4,083

Schedule of activity in the investment account of automax and polyrizon
March 9, 2021
USD in thousands
Investment as of January 1, 2021 Equity method	546
Held for sale asset	547
Total as of January 1, 2021	1,093
Sale of held for sale asset	(102)
Share of net profit of associate accounted for using the equity method	275
Total amount as of March 9, 2021	1,266
Eliminate investment held for sale and equity as a result of transition to fair value	(1,266)
Fair value of the investment at the day of the transition	1,553

For the six months ended June 30, 2022
USD in thousands
Balance as of January 01, 2022	447
Group share in losses	(192)
Share based compensation	33
Balance as of June 30, 2022	288

Schedule of purchase price allocation summary following
February 2, 2022
USD in thousands

Purchase price	1,595
Adjusted equity	252
Excess to allocate	1,847
Excess purchase price to allocate to technology, net of deferred tax	745
Goodwill	1,102
Total	1,847

March 31, 2022
USD in thousands

Cash consideration	300
Share consideration	400
Fair value of former holdings	633
Total purchase price	1,333
Adjusted Company’s equity	(164)
Excess to allocate	1,169
Excess purchase price to allocate to IPR&D, net of deferred tax	273
Goodwill	896
Total	1,169